Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2010
Acquired Intangible Assets, Net [Abstract]
Acquired Intangible Assets, Net
9. Acquired Intangible Assets, Net
     As of December 31, 2009 and 2010, acquired intangible assets, net was comprised of the following:

	December 31,
	2009	2010
Cost:
Operation & broadcasting rights	$11,115,667	$11,460,583
Lease agreements	51,712,154	54,460,034
Customer base	24,730,269	24,013,585
Trademark	9,608,110	1,145,303
Acquired technology	1,130,605	—
Others	11,421,391	4,559,702

Total	109,718,196	95,639,207

	December 31,
	2009	2010
Accumulated amortization:
Operation & broadcasting rights	(3,552,675)	(6,166,809)
Lease agreements	(31,854,695)	(43,298,789)
Customer base	(12,708,565)	(16,338,269)
Trademark	(1,110,834)	(1,145,303)
Acquired technology	(602,990)	—
Others	(8,111,222)	(4,527,994)

Total	(57,940,981)	(71,477,164)

Intangible assets, net	$51,777,215	$24,162,043

     The Group recorded amortization expense as follows:

	For the years ended December 31,
	2008	2009	2010
Cost of revenues	$20,085,255	$14,282,389	$12,734,069
Selling and marketing	7,556,965	4,664,850	4,106,231
Gain or (loss) from discontinued operations	12,446,394	8,331,505	765,859

Total	$40,088,614	$27,278,744	$17,606,159

     For the year ended December 31, 2008, the Group recorded an impairment loss on its intangible assets in the amount of $4,810,987 associated with the Target Media brand due to management’s decision to accelerate phasing out the brand from the Group’s LCD display segment. As a result of termination of the mobile handset advertising services, the Group wrote off $14,604,566 of remaining intangible assets which has been classified as loss on disposal of subsidiaries. Upon the disposal of CGEN Digital Media Company Limited and its consolidated subsidiaries and affiliates (“CGEN”, acquired in January 2008 and disposed in December 2008), the Group wrote off $39,457,262 of intangible assets.
     In 2009, in response to a regulation promulgated by Shanghai Municipality Government in early 2009, the Group determined to cease the operation of its boat-based advertising platform on the Huangpu River. Accordingly, the Group recorded an impairment loss of $3,168,472 to write off the associated operating and broadcasting rights of its LCD display segment. In addition, a $22,268,615 impairment loss was recorded for the acquired intangible assets for certain subsidiaries in internet advertising segment that were underperforming. The impaired intangible assets primarily consisted of technology, lease agreements, customer base and trademark. The valuation of technology, lease agreements, and customer base was developed through the application of a form of income approach, known as the excess earnings method. The first step in applying the excess earnings method was to estimate the future debt-free net income attributable to the intangible asset. The resulting debt-free net income was then reduced by an estimated fair rate of return on contributory assets necessary to realize the projected earnings attributable to the intangible asset. These assets include fixed assets, working capital and other intangible assets. The valuation of the trademark was based on the relief from royalty method whereby an asset is valued based upon the after-tax cash flow savings accruing to the owner by virtue of the fact that the owner does not have to pay a “fair royalty” to a third party for the use of that asset. Accordingly, a portion of the owner’s earnings, equal to the after-tax royalty, would have been paid for use of the asset that can be attributed to the asset. The value of the asset depends on the present worth of future after-tax royalties attributable to the asset to their present worth at market-derived rates of return appropriate for the risks of that particular asset.
     Total impairment loss recorded for the year ended December 31, 2009 amounted to $25,437,087, of which $21,459,807 was related to discontinued operations. The Group did not incur impairment loss on acquired intangible assets for the year ended December 31, 2010.
     The Group expects to record amortization expense of $13,857,578, $7,125,284, $1,966,988, $575,670, and $541,556 for the years ending December 31, 2011, 2012, 2013, 2014 and 2015, respectively.